Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
SEI Institutional Investments Trust:

In planning and performing our audits of the financial statements of Large Cap Fund, Large Cap
Disciplined Equity Fund, Large Cap Index Fund, S&P
500 Index Fund, Extended Market Index Fund, Small
Cap Fund, Small Cap II Fund, Small/Mid Cap Equity
Fund, U.S. Equity Factor Allocation Fund, U.S.
Managed Volatility Fund, Global Managed Volatility
Fund, World Equity Ex-US Fund, Screened World Equity
Ex-US Fund, Emerging Markets Equity Fund,
Opportunistic Income Fund, Core Fixed Income Fund,
High Yield Bond Fund, Long Duration Fund, Long
Duration Credit Fund, Ultra Short Duration Bond
Fund, Emerging Markets Debt Fund, Real Return Fund,
Limited Duration Bond Fund and Intermediate Duration
Credit Fund (twenty-four of the twenty-six funds comprising the SEI Institutional Investments Trust
(the Trust)) and of the consolidated financial statements of Dynamic Asset Allocation Fund and
Multi-Asset Real Return Fund (two of the twenty-six funds comprising the Trust) (the twenty-six funds collectively, the Funds) as of and for the year ended May 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2026.

This report is intended solely for the information and use of the management and the Board of Trustees of the Funds and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
Philadelphia, Pennsylvania
July 24, 2026